Commitments and Contingencies - Contractual Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Shipbuliding contracts & agreed extra costs
Contractual Obligations
2015	$ 81,747
2016	222,187
2017	0
2018	0
2019	0
2020 and thereafter	0
Total	303,934
Bareboat capital leases - upfront hire & handling fees
Contractual Obligations
2015	12,024
2016	1,056
2017	0
2018	0
2019	0
2020 and thereafter	0
Total	13,080
Bareboat commitments charter hire
Contractual Obligations
2015	0
2016	6,588
2017	9,266
2018	9,249
2019	9,232
2020 and thereafter	90,404
Total	124,739
Total
Contractual Obligations
2015	93,771
2016	229,831
2017	9,266
2018	9,249
2019	9,232
2020 and thereafter	90,404
Total	$ 441,753